Bank loans (Details Narrative)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)
Debt Disclosure [Abstract]
Interest Expense	$ 7,739	$ 10,466	$ 10,805	$ 15,022